TRAVELERS INDEX ANNUITY
                                             SUPPLEMENT DATED AUGUST 14, 2002 TO
                                                    PROSPECTUS DATED MAY 1, 2002


The following information supplements, and to the extent inconsistent therewith, replaces the information in the FEE TABLE - WITH PRINCIPAL PROTECTION FEATURE
section in your Travelers Index Annuity contract prospectus. Please retain this supplement and keep it with the contract prospectus for future reference.



OTHER ANNUAL CHARGES

Annual Contract Administrative Charge                                     $30
(Waived if contract value is $50,000 or more)













L-19900                                                          August 14, 2002